COMMON STOCK	12 Months Ended
Dec. 29, 2012
COMMON STOCK [Abstract]
COMMON STOCK
I.	COMMON STOCK

In April 2002, our shareholders approved the 2002 Employee Stock Purchase Plan ("Stock Purchase Plan") to succeed the Employee Stock Purchase Plan originally approved in 1994.  In April 2008, our shareholders authorized additional shares to be allocated to the Stock Purchase Plan and extended the term of the Stock Purchase Plan to 2018.  The plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date.  We have expensed the fair value of the compensation associated with these awards, which approximates the discount.  The amount of expense is normal.

In April 1994, our shareholders approved the Directors' Retainer Stock Plan ("Stock Retainer Plan").  In April 2007, our shareholders authorized additional shares to be distributed pursuant to this plan.  The Stock Retainer Plan allows eligible members of the Board of Directors to defer their retainer fees and receive shares of our stock at the time of their retirement, disability or death.  The number of shares to be received is equal to the amount of the retainer fee deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of shares is increased by the amount of dividends paid on the Company's common stock.  We recognized expense for this plan of $0.5 million each in 2012, 2011 and 2010.

On April 15, 2010, our shareholders approved an amended and restated Long Term Stock Incentive Plan (the "LTSIP"). The LTSIP reserves 1,000,000 shares, plus a balance of unused shares from prior plans of approximately 1.6 million shares, plus an annual increase of no more than 200,000 shares per year which may be added on the date of the annual meeting of shareholders.  The LTSIP provides for the granting of stock options, reload options, stock appreciation rights, restricted stock, performance shares and other stock-based awards.

A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted-Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 26, 2009	473,878	$23.34	2.97	$7,049,362
Exercised	(96,310)	19.80		1,764,674
Forfeited or expired	(17,571)	28.60
Outstanding at December 25, 2010	359,997	24.04	2.35	5,012,758
Exercised	(122,517)	21.33		1,153,067
Forfeited or expired	(46,146)	20.57
Outstanding at December 31, 2011	191,334	26.60	1.83	872,441
Exercised	(79,550)	21.82		970,698
Forfeited or expired	(1,678)	21.84
Outstanding at December 29, 2012	110,106	30.13	1.64	845,915
Vested or expected to vest at December 29, 2012	(51,000)	29.53
Exercisable at December 29, 2012	59,106	$30.64	1.59	$423,790

The unrecognized compensation expense for stock options is not significant for 2012, 2011 or 2010.

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted-Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted-Average Period to Recognize Expense
Nonvested at December 26, 2009	173,846	25.83	$2.3	2.47 years
Granted	79,761	34.14
Vested	(17,011)	32.61
Forfeited	(16,802)	27.77
Nonvested at December 25, 2010	219,794	28.17	2.8	2.30 years
Granted	71,950	38.19
Vested	(113,244)	29.13
Forfeited	(15,500)	30.12
Nonvested at December 31, 2011	163,000	$31.75	3.4	3.37 years
Granted	37,433	35.05
Vested	(859)	29.72
Forfeited	(12,965)	30.35
Nonvested at December 29, 2012	186,609	$32.22	$3.2	2.68 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $1.3 million, $1.4 million, and $2.4 million and the related total income tax benefits of $0.5 million, $0.5 million, and $0.9 million in 2012, 2011 and 2010, respectively.

In 2012, 2011 and 2010, cash received from option exercises and share issuances under our plans was $2.0 million, $3.0 million and $2.3 million, respectively.  The actual tax benefit realized in 2012, 2011 and 2010 for the tax deductions from option exercises totaled $0.8 million, $0.7 million and $0.6 million, respectively.

As of December 29, 2012, a total of approximately 3.0 million shares are reserved for issuance under the plans mentioned above.

On November 14, 2001, the Board of Directors approved a share repurchase program (which succeeded a previous program) allowing us to repurchase up to 2.5 million shares of our common stock.  On October 14, 2010, our Board authorized an additional 2 million shares to be repurchased under our share repurchase program.  We repurchased 144,900 shares under this program in 2010.  As of December 29, 2012, the cumulative total authorized shares available for repurchase is approximately 3.0 million shares.